THOMPSON COBURN LLP

One US Bank Plaza

St. Louis, MO 63101

(314) 552-6023

October 13, 2015

EDGAR CORRESPONDENCE

U.S. Securities and Exchange Commission

450 5th Street, NW, 5-6

Washington, DC 20549

Re:	Unified Series Trust (SEC File Nos. 811-21237 and 333-100654)

Dear Sir or Madam:

We are enclosing Post-Effective Amendment (“PEA”) No. 341 to the registration statement on Form N-1A of Unified Series Trust in respect of its series IRON Equity Premium Income Fund (the “Fund”).

This filing is coded to show changes from the Fund’s prospectus and statement of additional information included in PEA No. 338, filed on August 7, 2015. These changes were made in response to comments received from the staff of the Securities and Exchange Commission on PEA 338, which are addressed in a separate correspondence.

Any comments or questions on this filing may be directed to the undersigned at 1-314-552-6023.

Sincerely,

THOMPSON COBURN LLP

By: /s/ Jonathan D. Van Duren